OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral
Assets pledged

(in thousands of $)	2020	2019
Carrying value of vessels and equipment secured against long-term loans and finance leases	1,290,769	1,350,301
Carrying value of investment in leased vessel, net secured against long-term loans and finance leases	111,786	114,137
	1,402,555	1,464,438